Stock-Based Compensation (Details) - Schedule of Stock Option Activity - USD ($) $ / shares in Units, $ in Thousands	8 Months Ended
	Sep. 30, 2024	Aug. 31, 2024
Schedule of Stock Option Activity [Abstract]
Number of Stock Options, Beginning Balance
Weighted Average Exercise Price Per Share, Beginning Balance (in Dollars per share)
Weighted Average Remaining Contractual Term (in Years), Beginning Balance
Aggregate Intrinsic Value, Beginning Balance
Number of Stock Options, Ending Balance	1,287,760
Weighted Average Exercise Price Per Share, Ending Balance (in Dollars per share)	$ 7.97
Weighted Average Remaining Contractual Term (in Years), Ending Balance	9 years 7 months 6 days
Aggregate Intrinsic Value, Ending Balance	$ 21,507
Number of Stock Options, Vested and expected to vest	1,287,760
Weighted Average Exercise Price Per Share, Vested and expected to vest, September 30, 2024	$ 7.97
Weighted Average Remaining Contractual Term (in Years), Vested and expected to vest, September 30, 2024	9 years 7 months 6 days
Aggregate Intrinsic Value, Vested and expected to vest	$ 21,507
Number of Stock Options, Exercisable		9.7
Weighted Average Exercise Price Per Share, Exercisable
Weighted Average Remaining Contractual Term (in Years), Exercisable
Aggregate Intrinsic Value, Exercisable
Number of Stock Options, Granted	1,287,760
Weighted Average Exercise Price Per Share, Granted	$ 7.97
Number of Stock Options, Exercised
Weighted Average Exercise Price Per Share, Exercised
Number of Stock Options, Forfeited
Weighted Average Exercise Price Per Share, Forfeited